Quarterly Holdings Report
for

Fidelity Managed Retirement 2015 Fund℠

October 31, 2019

RW34-QTLY-1219
1.858597.113

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 21.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	3,755	$38,941
Fidelity Series Blue Chip Growth Fund (a)	4,929	68,417
Fidelity Series Commodity Strategy Fund (a)	40,312	188,659
Fidelity Series Growth Company Fund (a)	7,731	137,759
Fidelity Series Intrinsic Opportunities Fund (a)	10,288	165,632
Fidelity Series Large Cap Stock Fund (a)	9,771	146,853
Fidelity Series Large Cap Value Index Fund (a)	3,135	41,542
Fidelity Series Opportunistic Insights Fund (a)	4,104	75,921
Fidelity Series Small Cap Discovery Fund (a)	1,672	19,256
Fidelity Series Small Cap Opportunities Fund (a)	4,532	59,958
Fidelity Series Stock Selector Large Cap Value Fund (a)	8,956	112,844
Fidelity Series Value Discovery Fund (a)	6,070	80,305
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,093,813)		1,136,087

International Equity Funds - 17.1%
Fidelity Series Canada Fund (a)	2,299	25,037
Fidelity Series Emerging Markets Fund (a)	3,601	34,141
Fidelity Series Emerging Markets Opportunities Fund (a)	15,739	305,182
Fidelity Series International Growth Fund (a)	12,996	221,838
Fidelity Series International Small Cap Fund (a)	3,093	51,692
Fidelity Series International Value Fund (a)	23,006	225,916
Fidelity Series Overseas Fund (a)	6,302	64,284
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $889,050)		928,090

Bond Funds - 47.0%
Fidelity Series Corporate Bond Fund (a)	34,782	373,911
Fidelity Series Emerging Markets Debt Fund (a)	3,939	37,146
Fidelity Series Floating Rate High Income Fund (a)	861	7,924
Fidelity Series Government Bond Index Fund (a)	48,385	512,876
Fidelity Series High Income Fund (a)	4,269	40,385
Fidelity Series Inflation-Protected Bond Index Fund (a)	49,762	502,098
Fidelity Series International Credit Fund (a)	233	2,437
Fidelity Series Investment Grade Bond Fund (a)	46,263	537,576
Fidelity Series Investment Grade Securitized Fund (a)	35,547	368,619
Fidelity Series Long-Term Treasury Bond Index Fund (a)	14,331	141,589
Fidelity Series Real Estate Income Fund (a)	2,301	26,048
TOTAL BOND FUNDS
(Cost $2,462,481)		2,550,609

Short-Term Funds - 14.9%
Fidelity Series Government Money Market Fund 1.89% (a)(b)	161,391	161,391
Fidelity Series Short-Term Credit Fund (a)	16,021	161,653
Fidelity Series Treasury Bill Index Fund (a)	48,359	484,077
TOTAL SHORT-TERM FUNDS
(Cost $804,772)		807,121
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,250,116)		5,421,907
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,169)
NET ASSETS - 100%		$5,419,738

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$36,259	$6,974	$5,151	$--	$(494)	$1,353	$38,941
Fidelity Series Blue Chip Growth Fund	62,921	17,559	5,173	6,572	(417)	(6,473)	68,417
Fidelity Series Canada Fund	21,667	3,938	585	--	(15)	32	25,037
Fidelity Series Commodity Strategy Fund	161,347	32,332	5,801	1,510	(115)	896	188,659
Fidelity Series Corporate Bond Fund	302,167	73,382	7,923	3,705	(3)	6,288	373,911
Fidelity Series Emerging Markets Debt Fund	33,075	6,215	867	517	(4)	(1,273)	37,146
Fidelity Series Emerging Markets Fund	26,368	8,191	716	--	(34)	332	34,141
Fidelity Series Emerging Markets Opportunities Fund	232,452	69,373	6,858	--	(297)	10,512	305,182
Fidelity Series Floating Rate High Income Fund	6,880	1,328	185	107	(1)	(98)	7,924
Fidelity Series Government Bond Index Fund	414,341	102,795	10,895	3,900	9	6,626	512,876
Fidelity Series Government Money Market Fund 1.89%	140,280	29,038	7,927	809	--	--	161,391
Fidelity Series Growth Company Fund	126,450	23,062	13,582	--	63	1,766	137,759
Fidelity Series High Income Fund	34,706	6,740	937	636	(5)	(119)	40,385
Fidelity Series Inflation-Protected Bond Index Fund	401,453	109,096	10,974	405	--	2,523	502,098
Fidelity Series International Credit Fund	2,376	17	--	16	--	30	2,437
Fidelity Series International Growth Fund	196,251	32,764	18,122	--	77	10,868	221,838
Fidelity Series International Small Cap Fund	42,909	7,607	1,153	--	(14)	2,343	51,692
Fidelity Series International Value Fund	185,785	36,194	5,914	--	(221)	10,072	225,916
Fidelity Series Intrinsic Opportunities Fund	154,328	37,355	23,340	6,532	(471)	(2,240)	165,632
Fidelity Series Investment Grade Bond Fund	441,064	101,183	11,542	3,643	5	6,866	537,576
Fidelity Series Investment Grade Securitized Fund	312,694	68,599	12,857	4,246	26	157	368,619
Fidelity Series Large Cap Stock Fund	135,412	30,409	19,470	4,666	(35)	537	146,853
Fidelity Series Large Cap Value Index Fund	38,823	7,354	5,508	--	17	856	41,542
Fidelity Series Long-Term Treasury Bond Index Fund	188,601	29,890	87,869	1,098	8,179	2,788	141,589
Fidelity Series Opportunistic Insights Fund	69,530	12,330	5,465	--	(65)	(409)	75,921
Fidelity Series Overseas Fund	14,479	47,481	--	--	--	2,324	64,284
Fidelity Series Real Estate Income Fund	22,008	4,366	580	541	--	254	26,048
Fidelity Series Short-Term Credit Fund	140,305	29,189	8,574	1,036	15	718	161,653
Fidelity Series Small Cap Discovery Fund	18,769	2,675	2,704	--	1	515	19,256
Fidelity Series Small Cap Opportunities Fund	56,900	13,162	6,830	3,613	(254)	(3,020)	59,958
Fidelity Series Stock Selector Large Cap Value Fund	104,504	19,750	13,489	--	(45)	2,124	112,844
Fidelity Series Treasury Bill Index Fund	420,683	85,596	23,122	2,019	33	887	484,077
Fidelity Series Value Discovery Fund	74,651	13,761	9,410	--	11	1,292	80,305
	$4,620,438	$1,069,705	$333,523	$45,571	$5,946	$59,327	$5,421,907

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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